Document And Entity Information	12 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0002047692
Document Type	N-CSR
Entity Registrant Name	Hamilton Lane Venture Capital and Growth Fund
Document Period End Date	Mar. 31, 2025
Amendment Flag	false